D3 Assets pledged as collateral (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Assets Pledged As Collateral [Abstract]
Summary of Assets Pledged as Collateral

Assets pledged as collateral
	2022	2021

Chattel mortgages 1)	6,333	6,341

Bank deposits 2)	893	532
Total	7,226	6,873
1)	See also note G1 “Post-employment benefits.”
2)	See also note F1 “Financial risk mana geme nt.”